Share Capital - Additional Information (Details) - CAD ($) $ / shares in Units, $ in Thousands			12 Months Ended
	Apr. 13, 2022	May 03, 2021	Apr. 30, 2023	Apr. 30, 2022
Disclosure Of Classes Of Share Capital [Line Items]
Shares issued pursuant to option exercise, shares			263,537	188,000
Number of options, Exercised			318,725	188,000
Shares issued pursuant to option exercise			$ (716)	$ (612)
Shares issued pursuant to warrant exercise, shares				925,076
Shares issued pursuant to warrant exercise				$ (3,238)
Share-based payments			1,943	3,083
Convertible Debentures [Member]
Disclosure Of Classes Of Share Capital [Line Items]
Debt conversion principal debt amount				$ 300
IPA Europe
Disclosure Of Classes Of Share Capital [Line Items]
Shares issued pursuant to deferred payment for acquisition, Number of Shares				41,488
Shares issued pursuant to deferred payment for acquisition				$ 503
Share Capital
Disclosure Of Classes Of Share Capital [Line Items]
Shares issued pursuant to option exercise			$ (1,493)	(1,013)
Shares issued pursuant to warrant exercise				(3,491)
Share Capital | IPA Europe
Disclosure Of Classes Of Share Capital [Line Items]
Shares issued pursuant to deferred payment for acquisition				$ 503
Share Capital | Common Shares
Disclosure Of Classes Of Share Capital [Line Items]
Shares issued pursuant to option exercise, shares			263,537	188,000
Total gross proceeds from exercise of stock options			$ 700	$ 600
Shares issued pursuant to option exercise			$ 800	$ 400
Weighted average share price			$ 4.50	$ 7.95
Shares issued pursuant to warrant exercise, shares				925,076
Total gross proceeds from exercise of warrants				$ 3,200
Shares issued pursuant to warrant exercise				$ (300)
Shares issued pursuant to conversion of convertible debentures, Number of Shares			309,877	75,292
Convertible debentures			$ 1,300	$ 300
Debt conversion principal debt amount			1,300
Share Capital | Common Shares | IPA Europe
Disclosure Of Classes Of Share Capital [Line Items]
Shares issued pursuant to deferred payment for acquisition, Number of Shares		41,488
Shares issued pursuant to deferred payment for acquisition		$ 500
Share Capital | Common Shares | BioStrand [Member]
Disclosure Of Classes Of Share Capital [Line Items]
Shares issued pursuant to deferred payment for acquisition, Number of Shares	4,077,774
Shares issued pursuant to deferred payment for acquisition	$ 29,100
Contributed Surplus
Disclosure Of Classes Of Share Capital [Line Items]
Shares issued pursuant to option exercise			$ 777	401
Shares issued pursuant to warrant exercise				$ 253